Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 14, 2012
Document and Entity Information
Entity Registrant Name	AUSTRALIAN CANADIAN OIL ROYALTIES LTD
Document Type	6-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Central Index Key	0001061288
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		49,960,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY